Financial Risk Management - Credit Risk - Gross Recoverable From Reinsurers Classified by Financial Strength (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of credit risk exposure [line items]
Recoverable from reinsurers	$ 8,400.9	$ 7,812.5
Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Recoverable from reinsurers	8,400.9	7,812.5	$ 4,010.3
Provision for uncollectible reinsurance	6,459.1	6,189.7
Gross recoverable from reinsurers | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Recoverable from reinsurers	8,565.7	7,978.9
Provision for uncollectible reinsurance	6,482.3	6,216.2
Provision for uncollectible reinsurance | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Recoverable from reinsurers	(164.8)	(166.4)	$ (171.7)
Provision for uncollectible reinsurance	(23.2)	(26.5)
Credit risk | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Recoverable from reinsurers	8,400.9	7,812.5
Outstanding balances for which security is held	1,078.5	912.9
Net unsecured recoverable from reinsurers	7,487.2	7,066.0
Provision for uncollectible reinsurance	(164.8)	(166.4)
Recoverable from reinsurers	7,322.4	6,899.6
Credit risk | Gross recoverable from reinsurers | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Recoverable from reinsurers	8,565.7	7,978.9
Credit risk | Provision for uncollectible reinsurance | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Recoverable from reinsurers	(164.8)	(166.4)
Credit risk | A Plus Plus | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Outstanding balances for which security is held	28.9	31.9
Net unsecured recoverable from reinsurers	340.9	397.7
Credit risk | A Plus Plus | Gross recoverable from reinsurers | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Recoverable from reinsurers	369.8	429.6
Credit risk | A Plus | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Outstanding balances for which security is held	264.8	267.2
Net unsecured recoverable from reinsurers	3,960.4	3,611.2
Credit risk | A Plus | Gross recoverable from reinsurers | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Recoverable from reinsurers	4,225.2	3,878.4
Credit risk | A | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Outstanding balances for which security is held	85.5	95.4
Net unsecured recoverable from reinsurers	2,169.7	2,216.5
Credit risk | A | Gross recoverable from reinsurers | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Recoverable from reinsurers	2,255.2	2,311.9
Credit risk | A Minus | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Outstanding balances for which security is held	9.6	15.1
Net unsecured recoverable from reinsurers	238.3	230.4
Credit risk | A Minus | Gross recoverable from reinsurers | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Recoverable from reinsurers	247.9	245.5
Credit risk | B Plus Plus | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Outstanding balances for which security is held	10.5	1.2
Net unsecured recoverable from reinsurers	21.9	21.0
Credit risk | B Plus Plus | Gross recoverable from reinsurers | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Recoverable from reinsurers	32.4	22.2
Credit risk | B Plus | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Outstanding balances for which security is held	0.3	0.8
Net unsecured recoverable from reinsurers	1.2	2.3
Credit risk | B Plus | Gross recoverable from reinsurers | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Recoverable from reinsurers	1.5	3.1
Credit risk | B or lower | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Outstanding balances for which security is held	1.8	3.0
Net unsecured recoverable from reinsurers	8.5	2.4
Credit risk | B or lower | Gross recoverable from reinsurers | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Recoverable from reinsurers	10.3	5.4
Credit risk | Not rated | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Outstanding balances for which security is held	673.4	493.8
Net unsecured recoverable from reinsurers	466.2	454.4
Credit risk | Not rated | Gross recoverable from reinsurers | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Recoverable from reinsurers	1,139.6	948.2
Credit risk | Pools and associations | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Outstanding balances for which security is held	3.7	4.5
Net unsecured recoverable from reinsurers	280.1	130.1
Credit risk | Pools and associations | Gross recoverable from reinsurers | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Recoverable from reinsurers	$ 283.8	$ 134.6